Schedule of Earning Before Income Taxes Derived from United States and Non-U.S Operation (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Schedule Of Components Of Income Before Income Tax Expense Benefit [Line Items]
Earnings before income taxes, Non-U.S		$ (5,137)
Earnings before income taxes, United States		(31,550)
Total pre-tax amounts		$ (36,687)
Predecessor
Schedule Of Components Of Income Before Income Tax Expense Benefit [Line Items]
Earnings before income taxes, Non-U.S	$ (1,603,788)		$ (498,931)
Earnings before income taxes, United States	(44,355)		(144,683)
Total pre-tax amounts	$ (1,648,143)		$ (643,614)